Segments Disclosures - Reported Segment Earnings (Loss) and Segment Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues	$ 2,721	$ 2,101	$ 2,347
Fuel and purchased power	1,054	805	881
Carbon compliance	178	163	205
Gross margin	1,489	1,133	1,261
OM&A	511	472
Taxes, other than income taxes	32	33	29
Net other operating expense (income)	8	(11)	(49)
Termination of Sundance B and C PPAs	0	0	(56)
Adjusted EBITDA
Equity income from associate	9	1	0
Finance lease income	25	7	6
Depreciation and amortization	(529)	(654)	(590)
Asset impairment	(648)	(84)	(25)
Gains on disposals of investments	0	0	88
Net interest expense	245	238	179
Foreign exchange gain (loss)	16	17	(15)
Gains on disposals of non-current assets	54	9	46
Earnings (loss) before income taxes	(380)	(303)	193
Previously Reported
Disclosure of operating segments [line items]
Revenues	2,721	2,101	2,347
Fuel and purchased power	1,054	805	881
OM&A	511		475
Net other operating expense (income)	8	(11)
Operating segments
Disclosure of operating segments [line items]
Revenues	2,768	2,174	2,344
Fuel and purchased power	843	618	756
Carbon compliance	178	163	205
Gross margin	1,747	1,393	1,383
OM&A	491	472
Taxes, other than income taxes	33	33	29
Net other operating expense (income)	(40)	(39)	(49)
Termination of Sundance B and C PPAs			(56)
Adjusted EBITDA	1,263	927	984
Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenues	2,739	2,104	2,347
Fuel and purchased power	1,054	805	881
OM&A	513		475
Net other operating expense (income)	8	(11)
Operating segments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenues	(34)	42	(33)
Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenues	41	17	24
Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenues	25	7	6
Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenues	(3)	4
Operating segments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	(4)	(4)	(4)
Operating segments | Mine depreciation
Disclosure of operating segments [line items]
Fuel and purchased power	(190)	(146)	(121)
Operating segments | Coal inventory write-down
Disclosure of operating segments [line items]
Fuel and purchased power	(17)	(37)
Operating segments | Parts and materials write-down
Disclosure of operating segments [line items]
OM&A	(28)
Operating segments | Curtailment gain
Disclosure of operating segments [line items]
OM&A	6
Operating segments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating expense (income)	(48)
Operating segments | Impact of Sheerness going off-coal
Disclosure of operating segments [line items]
Net other operating expense (income)		(28)
Material reconciling items
Disclosure of operating segments [line items]
Revenues	(29)	(70)	3
Fuel and purchased power	211	187	125
Carbon compliance	0	0	0
Gross margin	(240)	(257)	(122)
OM&A	22	0
Taxes, other than income taxes	0	0	0
Net other operating expense (income)	48	28	0
Termination of Sundance B and C PPAs			0
Adjusted EBITDA
Material reconciling items | Previously Reported
Disclosure of operating segments [line items]
Revenues	0	0	0
Fuel and purchased power	0	0	0
OM&A	0		0
Net other operating expense (income)	0	0
Material reconciling items | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenues	34	(42)	33
Material reconciling items | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenues	(41)	(17)	(24)
Material reconciling items | Finance lease income
Disclosure of operating segments [line items]
Revenues	(25)	(7)	(6)
Material reconciling items | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenues	3	(4)
Material reconciling items | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	4	4	4
Material reconciling items | Mine depreciation
Disclosure of operating segments [line items]
Fuel and purchased power	190	146	121
Material reconciling items | Coal inventory write-down
Disclosure of operating segments [line items]
Fuel and purchased power	17	37
Material reconciling items | Parts and materials write-down
Disclosure of operating segments [line items]
OM&A	28
Material reconciling items | Curtailment gain
Disclosure of operating segments [line items]
OM&A	(6)
Material reconciling items | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating expense (income)	48
Material reconciling items | Impact of Sheerness going off-coal
Disclosure of operating segments [line items]
Net other operating expense (income)		28
Material reconciling items | Contribution from equity accounted investments
Disclosure of operating segments [line items]
Revenues	(18)	(3)
Fuel and purchased power	0	0
Carbon compliance	0	0
Gross margin	(18)	(3)
OM&A	(2)	0
Taxes, other than income taxes	(1)	0
Net other operating expense (income)	0	0
Adjusted EBITDA
Material reconciling items | Contribution from equity accounted investments | Previously Reported
Disclosure of operating segments [line items]
Revenues	(18)	(3)
Fuel and purchased power	0	0
OM&A	(2)
Net other operating expense (income)	0	0
Material reconciling items | Contribution from equity accounted investments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenues	0	0
Material reconciling items | Contribution from equity accounted investments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenues	0	0
Material reconciling items | Contribution from equity accounted investments | Finance lease income
Disclosure of operating segments [line items]
Revenues	0	0
Material reconciling items | Contribution from equity accounted investments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenues	0	0
Material reconciling items | Contribution from equity accounted investments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	0	0
Material reconciling items | Contribution from equity accounted investments | Mine depreciation
Disclosure of operating segments [line items]
Fuel and purchased power	0	0
Material reconciling items | Contribution from equity accounted investments | Coal inventory write-down
Disclosure of operating segments [line items]
Fuel and purchased power	0	0
Material reconciling items | Contribution from equity accounted investments | Parts and materials write-down
Disclosure of operating segments [line items]
OM&A	0
Material reconciling items | Contribution from equity accounted investments | Curtailment gain
Disclosure of operating segments [line items]
OM&A	0
Material reconciling items | Contribution from equity accounted investments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating expense (income)	0
Material reconciling items | Contribution from equity accounted investments | Impact of Sheerness going off-coal
Disclosure of operating segments [line items]
Net other operating expense (income)		0
Hydro | Operating segments
Disclosure of operating segments [line items]
Revenues	383	152	156
Fuel and purchased power	16	8	7
Carbon compliance	0	0	0
Gross margin	367	144	149
OM&A	42	37
Taxes, other than income taxes	3	2	3
Net other operating expense (income)	0		0
Termination of Sundance B and C PPAs			0
Adjusted EBITDA	322	105	110
Hydro | Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenues	383	152	156
Fuel and purchased power	16	8	7
OM&A	42		36
Net other operating expense (income)	0	0
Hydro | Operating segments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenues	0	0	0
Hydro | Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenues	0	0	0
Hydro | Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenues	0	0	0
Hydro | Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenues	0	0
Hydro | Operating segments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	0	0	0
Hydro | Operating segments | Mine depreciation
Disclosure of operating segments [line items]
Fuel and purchased power	0	0	0
Hydro | Operating segments | Coal inventory write-down
Disclosure of operating segments [line items]
Fuel and purchased power	0	0
Hydro | Operating segments | Parts and materials write-down
Disclosure of operating segments [line items]
OM&A	0
Hydro | Operating segments | Curtailment gain
Disclosure of operating segments [line items]
OM&A	0
Hydro | Operating segments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating expense (income)	0
Hydro | Operating segments | Impact of Sheerness going off-coal
Disclosure of operating segments [line items]
Net other operating expense (income)		0
Wind and Solar | Operating segments
Disclosure of operating segments [line items]
Revenues	348	334	295
Fuel and purchased power	17	25	16
Carbon compliance	0	0	0
Gross margin	331	309	279
OM&A	59	53
Taxes, other than income taxes	10	8	8
Net other operating expense (income)	0		(10)
Termination of Sundance B and C PPAs			0
Adjusted EBITDA	262	248	231
Wind and Solar | Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenues	323	332	312
Fuel and purchased power	17	25	16
OM&A	59		50
Net other operating expense (income)	0	0
Wind and Solar | Operating segments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenues	25	2	(17)
Wind and Solar | Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenues	0	0	0
Wind and Solar | Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenues	0	0	0
Wind and Solar | Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenues	0	0
Wind and Solar | Operating segments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	0	0	0
Wind and Solar | Operating segments | Mine depreciation
Disclosure of operating segments [line items]
Fuel and purchased power	0	0	0
Wind and Solar | Operating segments | Coal inventory write-down
Disclosure of operating segments [line items]
Fuel and purchased power	0	0
Wind and Solar | Operating segments | Parts and materials write-down
Disclosure of operating segments [line items]
OM&A	0
Wind and Solar | Operating segments | Curtailment gain
Disclosure of operating segments [line items]
OM&A	0
Wind and Solar | Operating segments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating expense (income)	0
Wind and Solar | Operating segments | Impact of Sheerness going off-coal
Disclosure of operating segments [line items]
Net other operating expense (income)		0
Gas | Operating segments
Disclosure of operating segments [line items]
Revenues	1,132	848	887
Fuel and purchased power	374	221	230
Carbon compliance	118	120	138
Gross margin	640	507	519
OM&A	173	166
Taxes, other than income taxes	13	13	9
Net other operating expense (income)	(40)	(39)	(41)
Termination of Sundance B and C PPAs			(14)
Adjusted EBITDA	494	367	403
Gas | Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenues	1,109	787	851
Fuel and purchased power	457	325	315
OM&A	175		162
Net other operating expense (income)	(40)	(11)
Gas | Operating segments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenues	(40)	33	6
Gas | Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenues	41	17	24
Gas | Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenues	25	7	6
Gas | Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenues	(3)	4
Gas | Operating segments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	(4)	(4)	(4)
Gas | Operating segments | Mine depreciation
Disclosure of operating segments [line items]
Fuel and purchased power	(79)	(100)	(81)
Gas | Operating segments | Coal inventory write-down
Disclosure of operating segments [line items]
Fuel and purchased power	0	0
Gas | Operating segments | Parts and materials write-down
Disclosure of operating segments [line items]
OM&A	(2)
Gas | Operating segments | Curtailment gain
Disclosure of operating segments [line items]
OM&A	0
Gas | Operating segments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating expense (income)	0
Gas | Operating segments | Impact of Sheerness going off-coal
Disclosure of operating segments [line items]
Net other operating expense (income)		(28)
Energy Transition
Disclosure of operating segments [line items]
Asset impairment	(191)
Energy Transition | Operating segments
Disclosure of operating segments [line items]
Revenues	728	690	893
Fuel and purchased power	432	352	499
Carbon compliance	60	48	77
Gross margin	236	290	317
OM&A	97	106
Taxes, other than income taxes	6	9	8
Net other operating expense (income)	0	0	0
Termination of Sundance B and C PPAs			(42)
Adjusted EBITDA	133	175	227
Energy Transition | Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenues	709	704	905
Fuel and purchased power	560	435	539
OM&A	117		124
Net other operating expense (income)	48	0
Energy Transition | Operating segments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenues	19	(14)	(12)
Energy Transition | Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenues	0	0	0
Energy Transition | Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenues	0	0	0
Energy Transition | Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenues	0	0
Energy Transition | Operating segments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	0	0	0
Energy Transition | Operating segments | Mine depreciation
Disclosure of operating segments [line items]
Fuel and purchased power	(111)	(46)	(40)
Energy Transition | Operating segments | Coal inventory write-down
Disclosure of operating segments [line items]
Fuel and purchased power	(17)	(37)
Energy Transition | Operating segments | Parts and materials write-down
Disclosure of operating segments [line items]
OM&A	(26)
Energy Transition | Operating segments | Curtailment gain
Disclosure of operating segments [line items]
OM&A	6
Energy Transition | Operating segments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating expense (income)	(48)
Energy Transition | Operating segments | Impact of Sheerness going off-coal
Disclosure of operating segments [line items]
Net other operating expense (income)		0
Energy Marketing | Operating segments
Disclosure of operating segments [line items]
Revenues	173	143	119
Fuel and purchased power	0	0	0
Carbon compliance	0	0	0
Gross margin	173	143	119
OM&A	36	30
Taxes, other than income taxes	0	0	0
Net other operating expense (income)	0	0	0
Termination of Sundance B and C PPAs			0
Adjusted EBITDA	137	113	89
Energy Marketing | Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenues	211	122	129
Fuel and purchased power	0	0	0
OM&A	36		30
Net other operating expense (income)	0	0
Energy Marketing | Operating segments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenues	(38)	21	(10)
Energy Marketing | Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenues	0	0	0
Energy Marketing | Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenues	0	0	0
Energy Marketing | Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenues	0	0
Energy Marketing | Operating segments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	0	0	0
Energy Marketing | Operating segments | Mine depreciation
Disclosure of operating segments [line items]
Fuel and purchased power	0	0	0
Energy Marketing | Operating segments | Coal inventory write-down
Disclosure of operating segments [line items]
Fuel and purchased power	0	0
Energy Marketing | Operating segments | Parts and materials write-down
Disclosure of operating segments [line items]
OM&A	0
Energy Marketing | Operating segments | Curtailment gain
Disclosure of operating segments [line items]
OM&A	0
Energy Marketing | Operating segments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating expense (income)	0
Energy Marketing | Operating segments | Impact of Sheerness going off-coal
Disclosure of operating segments [line items]
Net other operating expense (income)		0
Corporate | Operating segments
Disclosure of operating segments [line items]
Revenues	4	7	(6)
Fuel and purchased power	4	12	4
Carbon compliance	0	(5)	(10)
Gross margin	0	0	0
OM&A	84	80
Taxes, other than income taxes	1	1	1
Net other operating expense (income)	0	0	2
Termination of Sundance B and C PPAs			0
Adjusted EBITDA	(85)	(81)	(76)
Corporate | Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenues	4	7	(6)
Fuel and purchased power	4	12	4
OM&A	84		73
Net other operating expense (income)	0	0
Corporate | Operating segments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenues	0	0	0
Corporate | Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenues	0	0	0
Corporate | Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenues	0	0	0
Corporate | Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenues	0	0
Corporate | Operating segments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	0	0	0
Corporate | Operating segments | Mine depreciation
Disclosure of operating segments [line items]
Fuel and purchased power	0	0	$ 0
Corporate | Operating segments | Coal inventory write-down
Disclosure of operating segments [line items]
Fuel and purchased power	0	0
Corporate | Operating segments | Parts and materials write-down
Disclosure of operating segments [line items]
OM&A	0
Corporate | Operating segments | Curtailment gain
Disclosure of operating segments [line items]
OM&A	0
Corporate | Operating segments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating expense (income)	$ 0
Corporate | Operating segments | Impact of Sheerness going off-coal
Disclosure of operating segments [line items]
Net other operating expense (income)		$ 0